DEPOSITS (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
FDIC insured amount	$ 250,000	$ 250,000
Old Glory Holding Co [Member]
FDIC insured amount	250,000	250,000
Certificates of deposit above FDIC	$ 1,600,000	$ 1,600,000